UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Night Owl Capital Management, LLC
Address:		55 Old Field Point Road
			Greenwich, CT  06830

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-302-3870

Signature,      Place,                  and Date of Signing:

John Kim   Greenwich, Connecticut   May 14, 2013

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		23

Form 13F Information Table Value Total:		$157892
                              (x 1000)

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List of Other Included Managers:
 No.	Form 13F File Number	          Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC		       COM		009363102     4579    46173 SH	     Sole				       46173
AON PLC 		       COM		G0408V102    14764   240060 SH	     Sole				      240060
AUTOZONE                       COM              053332102    13734    34615 SH       Sole                                      34615
BERKSHIRE HATHAWAY INC CL A    COM	        084670108      469	  3 SH	     Sole				           3
CANADIAN PACIFIC RAILWAY       COM              13645T100     3292    25231 SH       Sole                                      25231
DISCOVERY HOLDINGS CO	       COM		25470F104     4363    55404 SH       Sole				       55404
DOLLAR GENERAL		       COM		256677105    11109   219625 SH       Sole				      219625
DUNKIN BRANDS		       COM		265504100     7107   192701 SH       Sole				      192701
ECOLAB INC       	       COM              278865100    11952   149062 SH       Sole                                     149062
FASTENAL CO.  		       COM	        311900104     6145   119721 SH	     Sole				      119721
GOOGLE			       COM	        38259P508     9386    11818 SH	     Sole			               11818
JOHNSON & JOHNSON	       COM	        478160104      475     5825 SH	     Sole				        5825
MASTERCARD		       COM		57636Q104     5913    10928 SH       Sole				       10928
NEWS CORP - CL A	       COM		65248E104     7159   234642 SH       Sole	 			      234642
ORACLE CORP  	               COM	        68389x105     8964   277251 SH	     Sole				      277251
PFIZER  	               COM	        717081103      266     9224 SH	     Sole				        9224
PHILIP MORRIS INTERNATIONAL    COM              718172109      211     2280 SH       Sole				        2280
PRICELINE.COM INC.	       COM              741503403     6248     9079 SH       Sole				        9079
SALLY BEAUTY HOLDINGS	       COM		79546E104     8608   292979 SH	     Sole				      292979
SENSATA TECHNOLOGIES HOLDING   COM              N7902X106     4375   133087 SH       Sole                                     133087
STARBUCKS		       COM		855244109     4776    83856 SH       Sole				       83856
VISA INC.		       COM		92826C839    15483    91163 SH       Sole				       91163
eBAY			       COM		278642103     8514   157020 SH	     Sole				      157020




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